SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Schedule of revenue and non-current assets from external customers by geographic area, based on location of operation

The Group’s revenue from external customers by geographic area, based on location of operation, is detailed as below:

	2023	2024	2025
	USD’000	USD’000	USD’000
Singapore	158,887	162,582	148,218
United States of America	103,524	109,890	113,374
Malaysia	81,163	98,532	108,242
Vietnam	77,951	87,827	93,972
Others	264,837	319,477	376,949
Total	686,362	778,308	840,755

The Group’s non-current assets presented below by geographic area excluded other receivables, rental and other deposits, prepayment and deferred tax assets:

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Singapore	41,741	29,875
United States of America	84,740	94,503
Australia	41,896	42,598
Others	169,316	197,816
Total	337,693	364,792